Equity Method Investment in Joint Ventures - Narrative (Details) $ in Millions	May 07, 2024 USD ($)
Standard Lithium Subsidiaries
Disclosure of joint ventures [line items]
Percentage of Ownership Interest Disposed in Each Entity	45.00%
Initial cash payment	$ 30.0
Maximum amount purchaser of partial sale of subsidiaries committed to invest	$ 130.0
Texas Lithium Properties
Disclosure of joint ventures [line items]
Percentage of ownership interest retained	55.00%
Texas Lithium Properties | Standard Lithium Subsidiaries
Disclosure of joint ventures [line items]
Commitment received to invest on development costs	$ 20.0
Amount of milestone payments to receive	$ 30.0
SWA Lithium
Disclosure of joint ventures [line items]
Percentage of ownership interest retained	55.00%
SWA Lithium | Standard Lithium Subsidiaries
Disclosure of joint ventures [line items]
Commitment received to invest on development costs	$ 40.0
Amount of milestone payments to receive	$ 40.0